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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 1, 2006



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Inflation-Adjusted Bond Fund (the "Fund")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 61 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2006.

         Please call the undersigned at (617) 954-5822 or Maeve Bresnahan at
(617) 954-5873 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Senior Counsel

CRB/bjn
enclosure